FINANCING ARRANGEMENTS - Additional Information (Details) - USD ($)						1 Months Ended		12 Months Ended
	Jan. 30, 2018	Nov. 21, 2017	Nov. 10, 2017	Oct. 05, 2017	Jul. 03, 2017	Apr. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 21, 2017
Debt Instrument [Line Items]
Repayments of long-term debt								$ 14,203,000,000	$ 2,436,000,000	$ 2,055,000,000
Aggregate principal amount								9,560,000,000
Series F Tranche B Term Loan Facility
Debt Instrument [Line Items]
Repayments of long-term debt		$ 750,000,000	$ 181,000,000	$ 923,000,000	$ 811,000,000	$ 220,000,000
Aggregate principal amount								3,060,000,000
Senior Secured Credit Facilities
Debt Instrument [Line Items]
Expected Consolidated Excess Cash Flow payment								206,000,000
Short Term Obligations And Assumed Lines Of Credit Not Related to Senior Notes and Facilities
Debt Instrument [Line Items]
Current debt								3,000,000
Series A-3 And Series A-4 Tranche A Term Loan Facilities And Series D-2, Series C-2, And Series E-1 Tranche B Term Loan Facilities
Debt Instrument [Line Items]
Repayments of long-term debt								9,478,000,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Repayments of long-term debt							$ 1,132,000,000	4,100,000,000
Aggregate principal amount								5,000,000,000			$ 1,100,000,000
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount								1,500,000,000
Revolving credit facility
Debt Instrument [Line Items]
Repayments of long-term debt								$ 625,000,000
Subsequent event | Series F Tranche B Term Loan Facility
Debt Instrument [Line Items]
Repayments of long-term debt	$ 200,000,000